Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

Nasdaq Compliance

On June 20, 2024, the Company received a letter from the Staff (the “Staff”) of the Nasdaq Stock Market LLC (“Nasdaq”) pertaining to its non-compliance with Nasdaq Listing Rule 5550(b)(1), the requirement to maintain a minimum stockholders’ equity of $2.5 million. On June 14, 2024 and August 5, 2024, the Company submitted its plan to Nasdaq to regain compliance with the minimum stockholders’ equity requirement and on August 13, 2024, the Company received a letter from the Staff indicating the Staff determined to deny the Company’s request for continued listing on Nasdaq. The Company requested an appeal of the Staff’s determination, and a hearing before the Nasdaq Hearings Panel (the “Panel”) was held on October 3, 2024.

On October 8, 2024, the Company received a letter from the Panel indicating that the Panel determined to grant the Company’s request to continue its listing on Nasdaq, subject to certain milestones being met on November 1, 2024, and December 31, 2024.

Whittaker Settlement

On October 9, 2024, the Company entered into Amendment No. 1 to pay $1,500 plus interest. The Company agreed to make payment on the following dates and in the following amounts: $511 on October 9, 2024, $107 on November 1, 2024, $107 on December 1, 2024, $106 on January 1, 2025, and a final payment of $705 on February 1, 2025. In accordance with the Amendment No. 1, payments were made on October 9, 2024 and November 1, 2024.

Amendment No. 31 with MidCap

On October 9, 2024, we entered into Amendment No. 31 to the Credit and Security Agreement with MidCap and the lenders party thereto from time to time. Pursuant to Amendment No. 31, the definition of Additional Reserve Amount (as defined in the Credit and Security Agreement) was amended and restated as follows: (i) from October 9, 2024, through November 14, 2024, the Additional Reserve Amount shall be $960,000, (ii) from November 15, 2024, through November 21, 2024, the Additional Reserve Amount shall be $980,000, (iii) from November 22, 2024, through November 28, 2024, the Additional Reserve Amount shall be $1,000,000, and (iv) from November 29, 2024, through December 5, 2024, the Additional Reserve Amount shall be $1,020,000. Additionally, pursuant to Amendment No. 31, the definition of “Permitted Debt” is hereby amended by adding a new clause covering our debt obligations pursuant to that certain Settlement and Release Agreement, dated as of March 29, 2024, by and among us, Monroe and Pamela D. Whitaker, in the aggregate amount not to exceed $2,000,000 at any time.

Pursuant to Amendment No. 31, in consideration for MidCap’s agreement to enter into Amendment No. 31, we agreed to pay to MidCap a modification fee of $190,000 (the “Amendment No. 31 Modification Fee”), which such Amendment No. 31 Modification Fee shall be non-refundable and fully earned as of effective date of the Amendment No. 31. The Modification Fee shall constitute a portion of our obligations pursuant to the Credit and Security Agreement and shall be secured by all Collateral (as defined in the Credit and Security Agreement).

Massachusetts Department of Revenue

On October 29, 2024, the Company received notice from the Massachusetts Department of Revenue (“DOR”) that they have filed a lien against the Company for $474. This has been accrued as of September 28, 2024. The Company is currently in negotiations to pay its obligations to DOR.

Internal Revenue Service

On October 1, 2024, the Company received notice from the Internal Revenue Service (“IRS”) that they have filed a lien against the Company for $534. This has been accrued as of September 28, 2024. The Company is currently in negotiations to pay its obligations to IRS.

Agreement and Plan of Merger

On November 1, 2024, the Company, Atlantic International Corp., a Delaware corporation (“Atlantic”) and A36 Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Atlantic (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which Merger Sub will merge with and into Company, with Company surviving as a wholly owned subsidiary of the Atlantic (the “Merger”). Subject to the terms and conditions of the Merger Agreement, upon completion of the Merger, each share of the Company’s issued and outstanding common stock immediately prior to the effective time of the Merger, other than certain excluded shares and dissenting shares, will be canceled and converted into the right to receive a number of shares of validly issued, fully paid and nonassessable shares of common stock of Atlantic, par value of $0.00001 per share (the “Atlantic Common Stock”), equal to the Exchange Ratio (as defined in the Merger Agreement), with any resulting fractional shares to be rounded to the nearest whole share.

NOTE 20 — SUBSEQUENT EVENTS

Professional Staffing — UK

On February 12, 2024 the ownership of Staffing 360 Solutions Limited, a UK Subsidiary, was transferred to IPE Ventures.

Geographical Focus

The Board of Directors is in the process of evaluating various options for leveraging the Company’s resources to focus its business interests domestically.

Nasdaq Compliance

Minimum Bid Price Requirement

On July 17, 2023, the Company received a letter from the Listing Qualifications Staff (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock for the 30 consecutive business day period between June 1, 2023, through July 14, 2023, the Company did not meet the minimum bid price of $1.00 per share required for continued listing on Nasdaq pursuant to Nasdaq Listing Rule 5550(a)(2). The letter also indicated that the Company will be provided with a compliance period of 180 calendar days, or until January 15, 2024 (the “Compliance Period”), in which to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(A).

In order to regain compliance with Nasdaq’s minimum bid price requirement, the Company’s common stock must maintain a minimum closing bid price of $1.00 for at least ten consecutive business days during the Compliance Period. In the event the Company does not regain compliance by the end of the Compliance Period, the Company may be eligible for additional time to regain compliance. To qualify, the Company will be required to meet the continued listing requirement for the market value of its publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split if necessary. The Company was granted an additional 180 calendar days to regain compliance.

The letter has no immediate impact on the listing of the Company’s common stock, which will continue to be listed and traded on Nasdaq, subject to the Company’s compliance with the other listing requirements of Nasdaq.

Quarterly Reports on Form 10-Q

On November 6, 2023, the Company received a notice from the Staff notifying the Company that it was not in compliance with Nasdaq’s continued listing requirements under the Rule as a result of its failure to file the Form 10-Q for the period ended September 30, 2023 in a timely manner (the “Staff Determination”). On January 10, 2024, the Company filed the Q3 Form 10Q and on January 12, 2024, the Staff notified the company that it had regained compliance with the Listing Rule with respect to the Q3 Form 10-Q.

Legal Proceedings

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc .

On March 9, 2024, a Settlement and Release Agreement was entered into by both parties. Under this agreement, which was entered into to avoid costly court fees, the Company agreed to make a payment, in full and final settlement, of $2 million plus interest across the following dates and amounts: $115 on May 1, 2024, $114 on June 1 2024, $114 on July 1 2024, $113 on August 1 2024, $112 on September 1 2024, and a final payment of $1,511 on October 1, 2024. There is a five-day cure period for each payment and there is a Confession of Judgement in favor of the defendant for the full amount of the original Earnout plus interest, in the event of non-compliance.